Share-Based Compensation - Schedule of Weighted-Average Assumptions for Black-Scholes Option-Pricing Model Used (Details)		6 Months Ended
		Jun. 30, 2024 SFr / shares	Jun. 30, 2024 $ / shares	Jun. 30, 2023 SFr / shares	Jun. 30, 2023 $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Weighted average share price at the date of grant | (per share)	[1]	SFr 10.18	$ 11.44	SFr 7.05	$ 7.85
Range of expected volatilities	[2]			68.70%	68.70%
Range of expected terms	[3]			6 years 3 months	6 years 3 months
Range of risk-free interest rates	[1],[4]			3.53%	3.53%
Divdend yield		0.00%	0.00%	0.00%	0.00%
Bottom of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of expected volatilities	[2]	85.54%	85.54%
Range of expected terms	[3]	5 years 6 months	5 years 6 months
Range of risk-free interest rates	[1],[4]	3.91%	3.91%
Top of Range
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Range of expected volatilities	[2]	93.00%	93.00%
Range of expected terms	[3]	6 years 3 months	6 years 3 months
Range of risk-free interest rates	[1],[4]	4.63%	4.63%

[1]	Following the NASDAQ listing, the equity award exercise price is denominated in USD and the applicable risk-free interest rate has been adjusted accordingly.
[2]	The expected volatility was derived from the historical stock volatilities of comparable peer public companies within the Company’s industry.
[3]	The expected term represents the period that share-based awards are expected to be outstanding.
[4]	The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the measurement date with maturities approximately equal to the expected terms.